Note 7 - Leases (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Capital Leased Assets, Gross, Total	$ 50,586	$ 47,000
Operating Leases, Rent Expense, Total	39,200	39,700
Building [Member]
Capital Leased Assets, Gross, Total	$ 5,313	5,313
Capital Lease Obligations, Interest Rate	5.15%
Equipment [Member]
Capital Leased Assets, Gross, Total	$ 45,273	$ 41,687
Capital Leases, Term	7 years
Equipment [Member] | Minimum [Member]
Capital Lease Obligations, Interest Rate	3.37%
Equipment [Member] | Maximum [Member]
Capital Lease Obligations, Interest Rate	4.52%